Earnout liability - Schedule of Aggregate Value of Earnout Shares Range (Details) - Short-Term Earnout Liability [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 05, 2025
Schedule of Aggregate Value of Earnout Shares Range [Line Items]
Fair Value	$ 9,898	$ 168,720
Change in fair value of earnout liability (gain)	$ (158,822)